Expenses by nature- Cost of sales, selling and distribution and general and administrative expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Expenses by nature
Cost of inventories (Note 21(a))	¥ 6,581,456	¥ 6,246,488	¥ 6,883,931
Payroll and employee benefits (Note (i))	916,185	984,895	695,493
Rental and related expenses	12,139	45,186	38,682
Depreciation and amortization (Note (ii))	265,019	268,669	191,778
Licensing expenses	88,063	109,488	21,851
Promotion and advertising expenses	214,788	128,447	85,611
Logistics expenses	195,593	154,763	105,940
Travelling expenses	52,966	69,290	60,102
Other expenses	332,375	226,174	212,066
Total cost of sales, selling and distribution and general and administrative expenses	¥ 8,658,584	¥ 8,233,400	¥ 8,295,454